Additional Disclosures - Preference Shares and Preferred Securities (Details) € in Millions, £ in Millions	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 10,034		€ 8,773
Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	23,939		21,510
Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	406		404
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 9,628		€ 8,369
Santander UK plc | Convertible Subordinated Issue
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £		£ 200